Annual Fund Operating Expenses	Mar. 31, 2026
Cardano ETF | Cardano ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.15%
2x Cardano ETF | 2x Cardano ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.85%
Chainlink ETF | Chainlink ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	1.15%
2x Chainlink ETF | 2x Chainlink ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	1.85%
Stellar ETF | Stellar ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	1.15%
2x Stellar ETF | 2x Stellar ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	1.85%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[3]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[5]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[6]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year